INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventory [LineItems]
Raw materials	$ 2,172	$ 1,715
Finished goods	3,392	2,047
Inventories, net	$ 5,564	$ 3,762